Deferred compensation awards - Additional information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions		1 Months Ended	12 Months Ended
	May 27, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
RSU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period			3 years
Extending vesting period			7 years
Weighted-average grant date fair value per award			¥ 365	¥ 530
Aggregate intrinsic values, outstanding			¥ 28,997
Total unrecognized compensation cost, based on fair value			¥ 3,681
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 7 months 6 days
Number shares delivered			9,926,385
Total Intrinsic Value			¥ 6,231
Intrinsic value of restricted stock unit awards			¥ 6,613
RSU awards [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total number of RSU granded	78,054,800
RSU awards [Member] | Minimum [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period	1 year
RSU awards [Member] | Maximum [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period	3 years
Extending vesting period	7 years
SAR Plan A awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Stock option plans exercisable after grant date			2 years
Stock option plans expire after grant date			7 years
Weighted-average grant date fair value per share			¥ 0	¥ 79	¥ 110
Total intrinsic values, exercised			¥ 139	¥ 241	¥ 450
Aggregate intrinsic values, outstanding
Aggregate intrinsic values, exercisable
Total unrecognized compensation cost, based on fair value			¥ 62
Weighted-average period for recognizing unrecognized compensation cost (in years)			7 months 6 days
Total fair value of awards vested
SAR Plan B awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Exercise price per share			¥ 1
Vesting period			3 years
Weighted-average grant date fair value per share					¥ 588
Total intrinsic values, exercised			¥ 7,640	¥ 8,896	¥ 21,740
Aggregate intrinsic values, outstanding			10,204
Aggregate intrinsic values, exercisable			7,394
Total unrecognized compensation cost, based on fair value			¥ 30
Weighted-average period for recognizing unrecognized compensation cost (in years)			1 year 8 months 12 days
Total fair value of awards vested			¥ 4,309	10,757	17,539
SAR Plan A and SAR Plan B awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			12,694	21,814	9,650
Cash received from exercise of compensation plans			285
Tax benefit realized from exercise of deferred compensation			785
Tax benefits recognized in earnings for compensation expense			¥ 13	90	566
NSU and CSU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period			3 years
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			¥ 4,639	5,077	24,286
NSU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value			¥ 613
Weighted-average period for recognizing unrecognized compensation cost (in years)			10 months 24 days
Total fair value of awards vested			¥ 9,980	11,481	17,103
NSU awards [Member] | Subsequent event [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period		7 years
Total grant date fair value		¥ 6,000
CSU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Total unrecognized compensation cost, based on fair value			¥ 37
Weighted-average period for recognizing unrecognized compensation cost (in years)			2 years
Total fair value of awards vested			¥ 3,445	6,282	11,871
NIU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Vesting period			3 years
Total compensation expense recognized within Non-interest expenses-Compensation and benefits			¥ 237	1,731	8,697
Total unrecognized compensation cost, based on fair value			¥ 10
Weighted-average period for recognizing unrecognized compensation cost (in years)			2 years
Total fair value of awards vested			¥ 2,795	5,091	7,669
NSUs, CSUs and NIU awards [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Tax benefits recognized in earnings for compensation expense			¥ 168	¥ 220	¥ 779